Related Party Transactions (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Feb. 28, 2026 Bitcoins	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Repayable term	24 months
Interest expense	$ (62,810,000)	$ (19,063,000)
Principal amount within twelve months	99,000			$ 13,000
Principal amount thereafter	1,182,454,000			947,183,000
Outstanding principal amount	3,669,000
Pledged amount	162,200,000
Fair Value	34,762,000	205,072,000		$ 85,488,000	$ 93,671,000
Realized loss on derivative instruments	$ 6,442,000
Transaction amount
Maximum [Member]
Related Party Transaction [Line Items]
Bitcoin financing facility | Bitcoins			6,000
Minimum [Member]
Related Party Transaction [Line Items]
Bitcoin financing facility | Bitcoins			3,000
BIT Assets Collateralized Loan [Member]
Related Party Transaction [Line Items]
Variable interest rate	9.00%
Interest expense	$ 32,700,000	3,000,000
Effective interest rate	13.00%
Principal amount within twelve months	$ 373,500,000
Principal amount thereafter	142,100,000
BIT BTC Collateralized Loan [Member]
Related Party Transaction [Line Items]
Interest expense	500,000
Loan financing facility	$ 400,000,000
Loan financing facility bear interest	8.35%
Outstanding balance under facility
Outstanding principal amount	67,200,000
BIT Bitcoin Loan [Member]
Related Party Transaction [Line Items]
Interest expense	$ 2,000,000
Effective interest rate	3.04%		3.00%
Outstanding principal amount	$ 1,953,840
Pledged amount	162,200,000
Fair Value	$ 117,500,000
Crypto asset, outstanding	117,500,000
Embedded derivative asset	$ 27,100,000
Principal amount	$ 144,600,000
Bitcoin [Member] | BIT Bitcoin Loan [Member]
Related Party Transaction [Line Items]
Bitcoin financing facility | Bitcoins			800